CONDENSED BALANCE SHEET (Parenthetical)	Jun. 30, 2023 $ / shares shares
Statement of Financial Position [Abstract]
Common stock, par value per share | $ / shares	$ 0.001
Common stock, shares authorized	10,000
Common stock, shares issued	10,000
Common stock, shares outstanding	10,000